BHILL Fund
Schedule of Investments
June 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 65.9%	Shares	Value
Invesco Preferred ETF (a)	1,170,814	$ 12,691,624
iShares 0-5 Year High Yield Corporate Bond ETF (a)	245,570	10,414,623
iShares 0-5 Year Investment Grade Corporate Bond ETF	100,000	5,037,000
iShares Preferred and Income Securities ETF (a)	44,320	1,351,317
State Street SPDR Bloomberg Short Term High Yield Bond ETF (a)	627,343	15,702,395
Vanguard Long-Term Corporate Bond ETF (a)	30,707	2,310,702
TOTAL EXCHANGE TRADED FUNDS (Cost $48,388,587)		47,507,661

PREFERRED STOCKS - 16.5%	Shares	Value
Closed-end Funds - 3.2%
Virtus Convertible & Income Fund, Series A, 5.63%, Perpetual (b)	110,807	2,291,489

Electric - 0.0% (c)
Entergy New Orleans LLC, 5.00%, 12/01/2052 (b)	917	18,395

Insurance - 7.7%
Lincoln National Corp. Depositary Shares,, Series D, 9.00%, Perpetual	213,476	5,558,915

Investment Companies - 0.5%
Brookfield Oaktree Holdings LLC	–	$–
Series A, 6.63%, Perpetual (b)	6,963	145,318
Series B, 6.55%, Perpetual (b)	8,750	182,262
		327,580

REITS - 4.8%
AGNC Investment Corp. Depositary Shares	–	$–
Series F, 8.63% (3 mo. Term SOFR + 4.96%), Perpetual	18,464	460,677
Series H, 8.75%, Perpetual	79,145	2,006,326
Annaly Capital Management, Inc., Series I, 8.98% (3 mo. Term SOFR + 5.25%), Perpetual	37,522	956,060
		3,423,063

Utilities - 0.3%
Entergy Arkansas LLC, 4.88%, 09/01/2066 (b)	19	380
Entergy Louisiana LLC, Series *, 4.88%, 09/01/2066 (b)	12,282	245,394
		245,774
TOTAL PREFERRED STOCKS (Cost $12,102,587)		11,865,216

CLOSED-END FUNDS - 10.8%	Shares	Value
Invesco Senior Income Trust	710,826	2,132,478
PIMCO Municipal Income Fund II	742,491	5,650,357
TOTAL CLOSED-END FUNDS (Cost $7,865,371)		7,782,835

CORPORATE BONDS - 6.6%	Par	Value
Insurance - 2.4%
Reinsurance Group of America, Inc., 7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052 (b)	66,999	1,717,854

Private Equity - 4.2%
Carlyle Finance LLC, 4.63%, 05/15/2061 (b)	101,558	1,656,411
KKR Group Finance Co. IX LLC, 4.63%, 04/01/2061 (b)	87,809	1,421,628
		3,078,039
TOTAL CORPORATE BONDS (Cost $4,946,818)		4,795,893

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.4%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (d)	18,271,417		18,271,417
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,271,417)			18,271,417

MONEY MARKET FUNDS - 1.9%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (d)	1,391,954		1,391,954
TOTAL MONEY MARKET FUNDS (Cost $1,391,954)			1,391,954

TOTAL INVESTMENTS - 127.1% (Cost $92,966,734)			91,614,976
Liabilities in Excess of Other Assets - (27.1)%		(0.27053)	(19,507,475)
TOTAL NET ASSETS - 100.0%			$ 72,107,501

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $17,742,921.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

BHILL Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 47,507,661	$ –	$ –	$ 47,507,661
Preferred Stocks	11,865,216	–	–	11,865,216
Closed-End Funds	7,782,835	–	–	7,782,835
Corporate Bonds	–	4,795,893	–	4,795,893
Investments Purchased with Proceeds from Securities Lending	18,271,417	–	–	18,271,417
Money Market Funds	1,391,954	–	–	1,391,954
Total Investments	$ 86,819,083	$ 4,795,893	$ –	$ 91,614,976

Refer to the Schedule of Investments for further disaggregation of investment categories.